Property and Equipment, Net (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 3,197	$ 24,872	$ 61,128	$ 136,290
Impairment loss